Stock Options (Details) In Thousands, except Share data, unless otherwise specified		9 Months Ended		9 Months Ended
	Sep. 30, 2011 EUR (€)	Sep. 30, 2011 Stock Option 2011 Plan [Member] USD ($)	Sep. 30, 2011 Stock Option 2011 Plan [Member] EUR (€)	Sep. 30, 2011 Stock Option 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2011 Stock Option 2011 Plan [Member] Company Management Employees [Member]	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] EUR (€)	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] USD ($)	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] Company Management Employees [Member]	Sep. 30, 2011 Long Term Incentive Program 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase			€ 12,000
Common stock no par value (in Euros)	€ 1		€ 1.00
Stock option expiration period		eight years				five years	five years
Stock option vesting period		four years				four years	four years
Performance target, EPS minimum increase										8.00%
Awards granted				307,515	1,922,571			29,313	213,243
Weighted average exercise price		$ 75.47	€ 52.48
Weighted average fair value per share granted		$ 19.33				€ 48.01	$ 64.83
Total fair value of granted shares		$ 37,157					$ 13,825